UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	9/30/2011

Item 1. Schedule of Investments

Prudential’s Gibraltar Fund, Inc.

Schedule of Investments

as of September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 6.5%
Precision Castparts Corp.	26,593	$4,134,148
United Technologies Corp.	54,926	3,864,593

		7,998,741

Air Freight & Logistics — 2.7%
Expeditors International of Washington, Inc.	60,676	2,460,412
United Parcel Service, Inc. (Class B Stock)	14,389	908,665

		3,369,077

Automobiles — 2.6%
Harley-Davidson, Inc.	92,408	3,172,367

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	27,447	2,595,114

Chemicals — 3.8%
E.I. du Pont de Nemours & Co.	54,846	2,192,195
Monsanto Co.	42,573	2,556,083

		4,748,278

Communications Equipment — 1.1%
Juniper Networks, Inc.(a)	75,693	1,306,461

Computers & Peripherals — 8.9%
Apple, Inc.(a)	20,095	7,659,812
EMC Corp.(a)	156,391	3,282,647

		10,942,459

Consumer Finance — 1.2%
American Express Co.	32,620	1,464,638

Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	57,699	1,737,894

Energy Equipment & Services — 2.7%
Schlumberger Ltd.	56,761	3,390,334

Food & Staples Retailing — 4.4%
Costco Wholesale Corp.	41,040	3,370,205
Whole Foods Market, Inc.	30,922	2,019,516

		5,389,721

Food Products — 2.7%
Mead Johnson Nutrition Co.	49,148	3,382,857

Healthcare Providers & Services — 1.9%
Express Scripts, Inc.(a)	64,644	2,396,353

Hotels, Restaurants & Leisure — 2.2%
Starbucks Corp.	71,525	2,667,167

Internet & Catalog Retail — 5.8%
Amazon.com, Inc.(a)	32,972	7,129,536

Internet Software & Services — 4.0%
Google, Inc. (Class A Stock)(a)	9,622	4,949,364

IT Services — 7.4%
International Business Machines Corp.	23,121	4,046,869
Mastercard, Inc. (Class A Stock)	10,821	3,431,988
Visa, Inc. (Class A Stock)	18,734	1,605,878

		9,084,735

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.(a)	69,860	2,183,125

Media — 2.4%
Walt Disney Co. (The)	97,417	2,938,097

Oil, Gas & Consumable Fuels — 3.9%
Occidental Petroleum Corp.	21,310	1,523,665
Southwestern Energy Co.(a)	96,759	3,224,977

		4,748,642

Pharmaceuticals — 8.2%
Johnson & Johnson	62,982	4,012,583
Novo Nordisk A/S (Denmark), ADR	34,842	3,467,476
Shire PLC (Ireland), ADR	28,470	2,674,187

		10,154,246

Road & Rail — 1.6%
Union Pacific Corp.	24,362	1,989,645

Semiconductors & Semiconductor Equipment — 3.0%
Altera Corp.	70,517	2,223,401
Maxim Integrated Products, Inc.	62,779	1,464,634

		3,688,035

Software — 4.1%
Oracle Corp.	119,391	3,431,298
Red Hat, Inc.(a)	37,605	1,589,187

		5,020,485

Textiles, Apparel & Luxury Goods — 8.7%
NIKE, Inc. (Class B Stock)	73,964	6,324,662
PVH Corp.	21,004	1,223,273
Ralph Lauren Corp. (Class A Stock)	23,968	3,108,649

		10,656,584

Wireless Telecommunication Services — 3.4%
American Tower Corp. (Class A Stock)(a)	77,610	4,175,418

TOTAL LONG-TERM INVESTMENTS (cost $96,947,228)		121,279,373

SHORT-TERM INVESTMENT — 1.5%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,789,607)(b)	1,789,607	1,789,607

TOTAL INVESTMENTS — 100.0% (cost $98,736,835)(c)		123,068,980
OTHER ASSETS IN EXCESS OF LIABILITIES		13,722

NET ASSETS — 100.0%		$123,082,702

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

PLC—Public Limited Co.

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$100,375,010	$28,832,270	$(6,138,300)	$22,693,970

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in partnerships as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$121,279,373	$—	$—
Affiliated Money Market Mutual Fund	1,789,607	—	—

Total	$123,068,980	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier
Steve Pelletier
President and Principal Executive Officer

Date    November 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    November 21, 2011

*	Print the name and title of each signing officer under his or her signature.